Biological Assets - Changes in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in biological assets [abstract]
Balance, beginning of period	$ 42,774	$ 22,690
Production costs capitalized	116,915	85,766
Sale of biological assets	(58,038)	(39,218)
Change in inventory provision	(246)	(1,126)
Foreign currency translation	29	(3)
Changes in fair value less cost to sell due to biological transformation	175,361	134,588
Transferred to inventory upon harvest	(225,627)	(159,923)
Balance, end of period	$ 51,168	$ 42,774